SEGMENT REPORTING - Summary of revenues and percentage of revenues by geographical locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment reporting
Total revenues	$ 255,287	$ 629,428	$ 503,568
Revenues (as a percent)	100.00%	100.00%	100.00%
Europe
Segment reporting
Total revenues	$ 96,085	$ 313,559	$ 232,954
Revenues (as a percent)	37.60%	49.80%	46.30%
North America
Segment reporting
Total revenues	$ 119,513	$ 235,974	$ 171,553
Revenues (as a percent)	46.80%	37.50%	34.10%
Other countries
Segment reporting
Total revenues	$ 39,689	$ 79,895	$ 99,061
Revenues (as a percent)	15.60%	12.70%	19.60%